NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC
New Perspective Fund®
Investment objectives
The fund's primary investment objective is to provide you with long-term growth of capital.

Future income is a secondary objective.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the prospectus and on page 59 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees NEW PERSPECTIVE FUND INC (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NEW PERSPECTIVE FUND INC	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	0.23%	1.00%	1.00%	0.25%	none	0.21%	1.00%	0.99%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.15%	0.15%	0.19%	0.17%	0.16%	0.25%	0.26%	0.26%	0.24%	0.25%	0.18%	0.43%	0.22%	0.17%	0.12%	0.07%
Total annual fund operating expenses	0.77%	1.54%	1.58%	0.81%	0.55%	0.85%	1.65%	1.64%	1.13%	0.64%	1.57%	1.57%	1.11%	0.81%	0.51%	0.46%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NEW PERSPECTIVE FUND INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	649	807	978	1,474
Class B	657	886	1,039	1,627
Class C	261	499	860	1,878
Class F-1	83	259	450	1,002
Class F-2	56	176	307	689
Class 529-A	677	870	1,078	1,668
Class 529-B	688	959	1,154	1,842
Class 529-C	287	556	949	2,043
Class 529-E	135	398	680	1,477
Class 529-F-1	85	244	416	904
Class R-1	160	496	855	1,867
Class R-2	160	496	855	1,867
Class R-3	113	353	612	1,352
Class R-4	83	259	450	1,002
Class R-5	52	164	285	640
Class R-6	47	148	258	579

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption NEW PERSPECTIVE FUND INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	157	486	839	1,627
Class C	161	499	860	1,878
Class 529-B	188	559	954	1,842
Class 529-C	187	556	949	2,043

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies
The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United

States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the

United States. The risks of investing outside the United States may be heightened in connection with investments in emerging market countries.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World Index to replace the

MSCI World Index as its broad based securities market index. The fund's investment adviser believes that the MSCI All Country World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. Lipper Global Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. The MSCI USA Index is a measure of the U.S. portion of the world market. It is included to compare the fund's results to U.S. market results. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  19.99% (quarter ended June 30, 2003)

Lowest -19.78% (quarter ended December 31, 2008)

The fund's total return for the nine months ended Septermber 30, 2011, was -13.07%.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns NEW PERSPECTIVE FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	6.29%	4.78%	5.39%	12.49%	Mar. 13, 1973
Class A After Taxes on Distributions	A - After taxes on distributions	6.27%	4.06%	4.83%		Mar. 13, 1973
Class A After Taxes on Distributions and Sales	A - After taxes on distributions and sale of fund shares	4.44%	4.15%	4.68%		Mar. 13, 1973
Class B	Share class B - Before taxes	6.88%	4.89%	5.37%	4.01%	Mar. 15, 2000
Class C	Share class C - Before taxes	10.85%	5.18%		5.94%	Mar. 15, 2001
Class F-1	Share class F-1 - Before taxes	12.72%	6.02%		6.79%	Mar. 15, 2001
Class F-2	Share class F-2 - Before taxes	13.01%			4.37%	Aug. 01, 2008
Class 529-A	Share class 529-A - Before taxes	6.20%	4.71%		7.43%	Feb. 15, 2002
Class 529-B	Share class 529-B - Before taxes	6.78%	4.78%		7.33%	Feb. 15, 2002
Class 529-C	Share class 529-C - Before taxes	10.80%	5.12%		7.26%	Feb. 15, 2002
Class 529-E	Share class 529-E - Before taxes	12.34%	5.65%		7.60%	Mar. 01, 2002
Class 529-F-1	Share class 529-F-1 - Before taxes	12.91%	6.18%		11.21%	Sep. 17, 2002
Class R-1	Share class R-1 - Before taxes	11.88%	5.19%		7.87%	Jun. 17, 2002
Class R-2	Share class R-2 - Before taxes	11.84%	5.15%		7.07%	May 21, 2002
Class R-3	Share class R-3 - Before taxes	12.35%	5.67%		7.97%	Jun. 04, 2002
Class R-4	Share class R-4 - Before taxes	12.73%	6.00%		7.99%	May 28, 2002
Class R-5	Share class R-5 - Before taxes	13.03%	6.31%		8.24%	May 15, 2002
Class R-6	Share class R-6 - Before taxes	13.11%			28.84%	May 01, 2009
MSCI® All Country World Index	MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or taxes)	13.21%	3.98%	3.69%		Mar. 13, 1973
MSCI World Index	MSCI World Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.34%	2.99%	2.82%	9.29%	Mar. 13, 1973
MSCI USA Index	MSCI USA Index (reflects no deductions for sales charges, account fees, expenses or taxes)	15.45%	2.44%	1.49%	9.74%	Mar. 13, 1973
Lipper Global Funds Index	Lipper Global Funds Index (reflects no deductions for sales charges, account fees or taxes)	13.39%	3.47%	3.22%		Mar. 13, 1973